Pay vs Performance Disclosure number in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (Loss) ($ millions)(6)	Adjusted EBITDA ($ millions)(7)
					Total Shareholder Return	Peer Group Total Shareholder Return(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$7,306,431	$3,576,015	$1,163,613	$709,649	$57.87	$99.72	$(38.3)	$149.3

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Ms. Jacobsmeyer served as our Principal Executive Officer (PEO) for 2022. Our non-PEO NEOs for 2022 were Mses. Carlisle, Jolley, Kalvaitis, and Marion and Mr. Knight.
Peer Group Issuers, Footnote [Text Block]	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Health Care Services Select Industry Index, which is used for the Company’s stock performance chart in the 2022 Form 10-K.
PEO Total Compensation Amount	$ 7,306,431
PEO Actually Paid Compensation Amount	$ 3,576,015
Adjustment To PEO Compensation, Footnote [Text Block]	The following amounts were deducted from / added to the SCT total compensation in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and average CAP to our non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
PEO SCT Total to CAP Reconciliation

Fiscal Year	2022
SCT Total	$7,306,431
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,050,821)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,336,679
± Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($1,176,687)
± Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
± Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$146,037
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$14,376
Compensation Actually Paid (column (c))	$3,576,015

Non-PEO NEO Average Total Compensation Amount	$ 1,163,613
Non-PEO NEO Average Compensation Actually Paid Amount	$ 709,649
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following amounts were deducted from / added to the SCT total compensation in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and average CAP to our non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2022
Average SCT Total	$1,163,613
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($601,933)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$243,857
± Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($66,596)
± Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
± Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$458
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($30,527)
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$778
Average Compensation Actually Paid to Non-PEO NEOs (column (d))	$709,649

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The chart below illustrates the relationship between the PEO and other NEO average CAP amounts and the Company’s and Peer Group’s TSR during 2022 assuming $100 initial investment on July 1, 2022.
Compensation Actually Paid vs. Net Income [Text Block]	The charts below illustrate the relationship between the PEO and other NEO average CAP amounts and the Company’s Net Income and Adjusted EBITDA during 2022.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	The chart below illustrates the relationship between the PEO and other NEO average CAP amounts and the Company’s and Peer Group’s TSR during 2022 assuming $100 initial investment on July 1, 2022.
Tabular List [Table Text Block]

Most Important Performance Measures
Adjusted EBITDA
Normalized Earnings Per Share
Return on Invested Capital

Total Shareholder Return Amount	$ 57.87
Peer Group Total Shareholder Return Amount	99.72
Net Income (Loss)	$ (38,300,000)
Company Selected Measure Amount	149.3
PEO Name	Ms. Jacobsmeyer
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (“CAP”) to our named executive officers (“NEOs”) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC. As permitted by Item 402(v) of Regulation S-K, we are providing such disclosure for only 2022, because we were not required to report pursuant to Section 13(a) or 15(d) of the Exchange Act prior to such year. You should refer to the “Compensation Discussion and Analysis” in this proxy statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.Amounts reported represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for 2022 in the case of our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for 2022 for our non-PEO NEOs.Pursuant to rules of the SEC, the comparison assumes $100 was invested on July 1, 2022 (i.e., the date we became a publicly traded company) in our common stock.Net income (loss) for periods prior the Separation is attributable to Encompass’ home health and hospice segment. The following table lists the three financial performance measures that we believe represent the most important financial performance measures the Company used to link CAP to our NEOs for fiscal 2022 to our performance as further described in our “Compensation Discussion and Analysis” in this proxy statements within the sections titled “Annual Incentives” and “Long-Term Incentives.”
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP measure and calculated as GAAP net income (loss) adjusted to exclude (1) income tax expense, (2) interest expense, (3) depreciation and amortization, (4) gains or losses on disposal or impairment of assets or goodwill, (5) stock-based compensation, (6) net income attributable to noncontrolling interest, (7) transaction costs, (8) gain on consolidation of joint venture formerly accounted for under the equity method of accounting and (9) payroll taxes on stock appreciation rights exercises.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Normalized Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,050,821
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,336,679
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,176,687
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	146,037
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,376
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	601,933
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	243,857
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,596
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	458
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,527
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 778